Derivative financial instruments and hedge accounting - Hedging derivative instruments (Details) - Cash flow hedge derivatives € in Millions	12 Months Ended
	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)
Derivative financial instruments and hedge accounting
Nominal amount of hedging instruments	438	1,560
Change in fair value (effective hedge)	€ 105	€ (3,883)
Change in fair value (ineffective hedge)	€ 6	€ 275
Commodity price risk
Derivative financial instruments and hedge accounting
Nominal amount of hedging instruments	310	1,433
Change in fair value (effective hedge)	€ 124	€ (3,907)
Change in fair value (ineffective hedge)	€ 6	€ 275
Commodity price risk | Over the counter contract
Derivative financial instruments and hedge accounting
Nominal amount of hedging instruments	310	83
Change in fair value (effective hedge)	€ 147	€ (4)
Change in fair value (ineffective hedge)	6
Commodity price risk | Futures contract
Derivative financial instruments and hedge accounting
Nominal amount of hedging instruments		1,350
Change in fair value (effective hedge)	€ (23)	€ (3,912)
Change in fair value (ineffective hedge)		275
Commodity price risk | Options
Derivative financial instruments and hedge accounting
Change in fair value (effective hedge)		€ 9
Interest rate risk
Derivative financial instruments and hedge accounting
Nominal amount of hedging instruments	128	127
Change in fair value (effective hedge)	€ (19)	€ 24
Interest rate risk | Interest rate swap contract
Derivative financial instruments and hedge accounting
Nominal amount of hedging instruments	128	127
Change in fair value (effective hedge)	€ (19)	€ 24